Stock-based compensation	12 Months Ended
Mar. 31, 2018
Stock-based compensation

22. Stock-based compensation

The stock-based compensation plans of the Bank are as follows.

Employees Stock Option Scheme(ESOP):

The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D”, in June 2010 Plan “E”, in June 2013 Plan “F”, in July 2016 Plan “G” of the Employees’ Stock Option Scheme (the “Plan”). The Bank reserved 50.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D” the Bank reserved 75.0 million equity shares with an aggregate nominal value of Rs.150.0 million. The Bank reserved 100.0 million equity shares with an aggregate nominal value of Rs. 200.0 million, for issuance under each Plan “E”, “F” and “G”. Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share.

Plan A provides for the issuance of options at the recommendation of the Nomination and Remuneration Committee of the Board (the “NRC”) at an average of the daily closing prices on the BSE Limited during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”). Presently, there are no stock options issued and outstanding under Plan A.

Plan B, Plan C, Plan D, Plan E, Plan F and Plan G provide for the issuance of options at the recommendation of the NRC at the closing price on the working day immediately preceding the date when options are granted. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D, Plan E, Plan F and Plan G, the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant. Presently, there are no stock options issued and outstanding under Plan B and Plan G.

Such options vest at the discretion of the NRC. These options are exercisable for a period following vesting at the discretion of the NRC, subject to a maximum of five years, as set forth at the time of the grant. Modifications, if any, made to the terms and conditions of these Plans as approved by the NRC are disclosed separately.

On August 8, 2015, the NRC approved, under plan F, the grant of 44,833,200 options (Scheme XXV) to the employees of the Bank. On October 20, 2015, the NRC approved the grant of 3,000 options (Scheme XXVI) to an employee of the Bank. On April 4, 2017 and April 21, 2017, the NRC approved, under plan F, the grant of 16,865,850 options (Scheme XXVII) and the grant of 16,200 options (Scheme XXVIII), respectively, to the employees of the Bank.

Modification of employee stock option schemes

During the period ended March 31, 2016, March 31, 2017 and March 31, 2018, there were no modifications to employee stock option schemes.

Assumptions used

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2016	2017	2018
Dividend yield	0.73%	—	0.65%-0.66%
Expected volatility	23.29%-26.46%	—	19.94%-21.65%
Risk-free interest rate	7.71%-8.07%	—	6.73%-7.20%
Expected term (in years)	4.21-5.66	—	4.66-6.06

The Bank recognizes compensation expense related to stock and option awards over the requisite service period, generally based on the instruments’ grant-date fair value, reduced by expected forfeitures. Ultimately, the compensation cost for all awards that vest is recognized.

Activity and other details

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Number of options available to be granted years ending March 31,
	2016	2017	2018
Options available to be granted, beginning of period*	72,847,350	31,534,850	133,673,650
Equity shares allocated for grant under the plan	—	100,000,000	—
Options granted	(44,836,200)	—	(16,882,050)
Forfeited/lapsed*	3,523,700	2,138,800	1,050,000

Options available to be granted, end of period	31,534,850	133,673,650	117,841,600

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2016			2017			2018
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	109,033,000	Rs.	683.16	128,654,300	Rs.	840.19	92,156,300	Rs.	904.97
Granted	44,836,200		1,092.65	—		—	16,882,050		1,433.23
Exercised	(21,691,200)		563.78	(34,359,200)		658.20	(32,544,550)		837.59
Forfeited	(3,466,800)		900.81	(1,992,500)		981.44	(986,800)		1,055.59
Lapsed	(56,900)		546.78	(146,300)		857.61	(63,200)		963.45

Options outstanding, end of period	128,654,300	Rs.	840.19	92,156,300	Rs.	904.97	75,443,800	Rs.	1,050.22

Options exercisable, end of period	49,681,000	Rs.	661.84	56,314,000	Rs.	835.06	46,810,250	Rs.	901.44
Weighted average fair value of options granted during the year		Rs.	377.69		Rs.	—		Rs.	464.17

The following summarizes information about stock options outstanding as of March 31, 2018:

		As of March 31, 2018
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan C	Rs.680.00 to Rs.835.50 (or US$ 10.44 to US$ 12.83)	3,261,500	1.32	685.72
Plan D	Rs.680.00 (or US$ 10.44)	1,635,700	1.43	680.00
Plan E	Rs.680.00 (or US$ 10.44)	6,224,900	1.51	680.00
Plan F	Rs.835.50 to Rs. 1,462.15 (or US$ 12.83 to US$ 22.46)	64,321,700	3.59	1,113.95

The intrinsic value, of options exercised during the year ended March 31, 2016, March 31, 2017 and March 31, 2018 at grant date was Rs. 66.7 million, Rs. 140.7 million and Rs. 28.8 million, respectively, and at exercise date was Rs. 11,005.5 million, Rs. 26,951.4 million and Rs. 34,123.2 million, respectively. The aggregate intrinsic value as of grant date and as at March 31, 2018 attributable to options which are outstanding as on March 31, 2018 was Rs. 0.6 million (previous year Rs. 28.9 million) and Rs. 63,062.0 million (previous year Rs. 49,546.3 million), respectively. The aggregate intrinsic value as at grant date and as at March 31, 2018 attributable to options exercisable as on March 31, 2018 was nil (previous year Rs. 28.9 million) and was Rs. 46,092.3 million (previous year Rs. 34,213.2 million), respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 12,593.8 million, Rs. 8,203.2 million and Rs. 6,594.6 million during the years ended March 31, 2016, March 31, 2017 and March 31, 2018, respectively. There is no tax benefit recognized associated with share-based compensation expense. As of March 31, 2018, there were 28,633,550 (previous year 35,842,300) unvested options with weighted average exercise price of Rs. 1,293.5 (previous year Rs. 1,014.8) and aggregate intrinsic value at grant date and as at March 31, 2018, was Rs. 0.6 million (previous year nil) and was Rs.16,969.6 million (previous year Rs. 15,333.0 million), respectively. As at March 31, 2018, the total estimated compensation cost to be recognized in future periods was Rs.4,168.8 million (previous year Rs. 3,333.8 million). This is expected to be recognized over a weighted average period of 0.62 years.